UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08652

Croft Funds Corporation

(Exact name of registrant as specified in charter)

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Address of principal executive offices) (Zip code)

Mr. Kent Croft

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 746-3322

Date of fiscal year end: April 30

Date of reporting period: September 28, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

CROFT VALUE FUND
Schedule of Investments
July 31, 2012 (Unaudited)

Shares/Principal Value	Value

COMMON STOCK - 97.84%

Agricultural - 2.93%
41,404	Monsanto Co.	3,545,010
49,399	Potash Corp. of Saskatchewan, Inc.	2,181,460
64,801	The Mosaic Co.	3,765,586
9,492,056
Autos & Automotive Products - 1.36%
31,635	Advance Auto Parts, Inc.	2,219,195
164,997	Dana Holding Corp.	2,174,660
4,393,855
Banks, S&Ls and Brokers - 1.29%
153,430	Citigroup, Inc.	4,162,556

Building & Construction - 2.20%
132,038	Foster Wheeler Ltd. *	2,381,966
55,580	Jacobs Engineering Group, Inc. *	2,143,721
88,284	Lennar Corp.	2,578,776
7,104,463
Capital Equipment - 6.37%
55,660	Caterpillar, Inc.	4,687,129
52,117	Deere & Co.	4,003,628
37,887	Flowserve Corp.	4,545,682
57,961	United Technologies Corp.	4,314,617
127,961	Xylem, Inc.	3,068,505
20,619,561
Chemicals - 1.90%
79,485	E.I. du Pont de Nemours & Co.	3,950,405
49,461	Lyondell Basell Industries NV	2,202,498
6,152,903
Consumer Nondurable - 5.56~~%~~
115,531	Philip Morris International, Inc.	10,564,155
115,291	Procter & Gamble Co.	7,440,881
18,005,036
Containers & Paper - 1.87~~%~~
116,630	International Paper Co.	3,826,630
137,611	Sealed Air Corp.	2,229,298
6,055,928
Financial Services - 3.61%
319,600	Invesco Ltd. ADR	7,072,748
78,023	PNC Financial Services Group	4,611,159
11,683,907
Forest Products - 3.61%
62,663	Plum Creek Timber Co., Inc.	2,543,491
390,422	Weyerhaeuser Co.	9,116,354
11,659,845
Healthcare - 4.19%
46,829	Baxter International, Inc.	2,739,965
46,498	Edwards Lifesciences Corp. *	4,705,598
72,673	Stryker Corp.	3,781,176
45,654	Unitedhealth Group, Inc.	2,332,463
13,559,202
Industrial Goods - 3.04%
193,624	ABB Ltd. ADR	3,359,376
52,198	Valmont Industries, Inc.	6,466,288
9,825,664
Insurance Agents, Broker & Serv - 1.40%
136,750	Marsh & Mclennan Co., Inc.	4,541,468

International Oil & Gas - 1.13%
84,705	Progress Energy Resources Corp. *	1,922,119
25,504	Royal Dutch Shell Plc	1,739,373
3,661,492
Life Insurance - 3.38%
191,568	MetLife, Inc.	5,894,547
104,703	Prudential Financial, Inc.	5,055,061
10,949,608
Media & Entertainment - 2.37%
60,008	Arbitron, Inc.	2,104,481
68,708	DTS, Inc. *	1,280,030
20,240	Liberty Media Corp. *	1,914,704
70,688	News Corp. Class-A	1,627,238
55,448	Rovi Corp. *	741,894
7,668,347
Metals & Mining - 2.38%
132,254	Freeport McMoran Copper & Gold, Inc.	4,452,992
223,264	Pretuim Resources, Inc. *	3,263,260
7,716,252
Multi-Industry - 6.30%
321,366	General Electric Co.	6,668,345
102,441	Honeywell International, Inc.	5,946,700
141,439	Tyco International, Inc.	7,770,659
20,385,704
Natural Gas - 6.55%
32,615	National Fuel Gas Co.	1,596,178
34,319	Petroleum Development, Corp. *	899,158
115,274	QEP Resources, Inc.	3,461,678
248,215	Sandridge Energy, Inc. *	1,692,826
124,410	Southwestern Energy Co. *	4,136,633
117,545	Ultra Petroleum Corp. *	2,792,869
186,442	Williams Co., Inc.	5,926,991
43,147	WPX Energy, Inc. *	688,195
21,194,528
Oil - 2.06%
70,284	Cobalt International Energy, Inc. *	1,764,128
43,999	Crescent Point Energy Corp.	1,748,554
249,179	Petrobank Energy & Resources Ltd. *	2,894,253
320,075	Petrofrontier Corp. *	245,721
6,652,656
Pharmaceuticals - 7.35%
105,680	Johnson & Johnson	7,315,170
187,048	Merck & Co., Inc.	8,261,910
341,744	Pfizer, Inc.	8,215,526
23,792,606
Precious Metals - 3.50%
156,638	Allied Nevada Gold Corp. *	4,049,092
42,337	Detour Gold Corp. *	938,759
165,234	First Majestic Silver Corp. *	2,671,834
246,863	Yamana Gold, Inc.	3,656,041
11,315,726
Property & Casualty Insurance - 4.48%
121,827	Ace Ltd.	8,954,285
161,674	Allstate Corp.	5,545,418
14,499,703
Retail Stores - 1.98%
253,022	Lowes Co., Inc.	6,419,168

Specialty Chemicals - 5.20%
44,973	3M Co.	4,102,887
35,118	Albemarle Corp.	2,044,570
195,362	FMC Corp.	10,686,301
16,833,758
Technology - 4.98%
103,976	Altera Corp.	3,685,949
7,052	Apple Computer, Inc. *	4,307,079
110,441	Applied Materials, Inc.	1,202,702
62,447	EMC Corp. *	1,636,736
68,150	Power Integrations, Inc.	2,401,606
65,208	Trimble Navigation Ltd. *	2,886,106
16,120,178
Telecommunications - 4.25%
82,084	Adtran, Inc.	1,771,373
99,436	Centurylink, Inc.	4,130,571
84,036	General Cable Corp. *	2,195,860
69,829	Qualcomm, Inc.	4,167,395
25,415	SBA Communications, Inc. *	1,501,010
13,766,209
Transportation - 1.33%
57,937	Norfolk Southern Corp.	4,290,235

Utilities - 1.26%
57,386	NextEra Energy, Inc.	4,068,667

TOTAL FOR COMMON STOCK (Cost $280,758,213) - 97.84%	$ 316,591,281

SHORT TERM INVESTMENTS - 2.13%
6,889,221	Invesco Short Term Investments Treasury 0.02% ** (Cost $6,889,221)	6,889,221

TOTAL INVESTMENTS (Cost $287,647,434) - 99.97%	$ 323,480,502

OTHER ASSETS LESS LIABILITIES - 0.03%	100,401

NET ASSETS - 100.00%	$ 323,580,903

ADR - American Depository receipt.
* Non-income producing securities during the period
** Variable rate security; the coupon rate shown represents the yield at July 31, 2012.

NOTES TO FINANCIAL STATEMENTS
CROFT VALUE FUND
1. SECURITY TRANSACTIONS

At July 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $287,647,434 amounted to $35,833,068, which consisted of aggregate gross unrealized appreciation of $66,173,411 and aggregate gross unrealized depreciation of $30,340,343.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the Value Fund’s assets measured at fair value as of July 31, 2012:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$316,591,281	$0	$0	$316,591,281
Real Estate Investment Trusts	$0	$0	$0	$0
US Treasury Bills	$0	$0	$0	$0
US Treasury Notes	$0	$0	$0	$0
Cash Equivalents	$6,889,221	$0	$0	$6,889,221
Total	$323,480,502	$0	$0	$323,480,502

CROFT INCOME FUND
Schedule of Investments
July 31, 2012 (Unaudited)

Shares/Principal Value	Value

BOND FUNDS - 2.14%

Taxable Bond Funds - 2.14%
6,200	Alliance Bernstein Global High Income Fund *	$ 98,394
9,600	Templeton Emerging Markets Income Fund *	162,144
4,500	Western Asset Worldwide Income Fund *	67,680

TOTAL FOR BOND FUNDS (Cost $227,527) - 2.14%	$ 328,218

CORPORATE BONDS - 65.40%

Agriculture - 2.63%
75,000	Agrium, Inc. Debentures (Yankee), 7.800%, 2/1/27	102,212
100,000	Archer-Daniels Mid Co., 5.450%, 3/15/18	120,320
70,000	Bunge Ltd., 5.350%, 4/15/14	73,875
100,000	Potash Corp of Saskatchewan, 5.250%, 5/15/14	107,421
403,828
Auto & Automotive Products - 0.98%
150,000	Ford Motor Credit Co. LLC, 7.500%, 8/1/12	150,000

Building Materials & Housing - 0.83%
115,000	Plum Creek Timber Co., 5.875%, 11/15/15	127,195

Business Services - 2.29%
165,000	CB Richard Ellis Service, Inc., 6.625%, 10/15/20	177,169
145,000	United Parcel Services, Inc., 5.500%, 1/15/18	175,268
352,437
Capital Goods - 4.28%
150,000	Caterpillar Inc., 7.000%, 12/15/13	163,351
75,000	General Dynamics Corp., 5.250%, 2/1/14	80,334
160,000	Pitney Bowes, Inc., 4.750%, 5/15/18	164,492
100,000	Toro Co. Debentures, 7.800%, 6/15/27	120,968
105,000	United Technologies Corp., 5.375%, 12/15/17	127,735
656,880
Chemicals - 2.29%
150,000	Albemarle Corp., 5.100%, 2/1/15	163,327
150,000	DuPont EI DE Nemours & Co., 6.000%, 7/15/18	189,190
352,517
Electric & Gas Utilities - 4.39%
150,000	AES Corp., 7.750%, 3/1/14	162,750
125,000	American Electric Power Corp., 5.250%, 6/1/15	135,967
160,000	Duke Energy Corp., 6.300%, 2/1/14	172,874
185,000	Exelon Corp., 4.900%, 6/15/15	202,363
673,954
Energy - 7.10%
120,000	Anadarko Petroleum, 7.625%, 3/15/14	131,370
100,000	BP Capital Markets, 3.125%, 10/01/15	106,951
30,000	Conocophillips, 4.750%, 2/1/14	31,887
100,000	Conocophillips Corp., 5.200%, 5/15/18	119,034
150,000	Consol Energy, Inc., 8.000%, 4/1/17	158,625
100,000	Shell International Finance BV, 4.000%, 3/21/14	105,772
185,000	Sunoco, Inc., 4.875%, 10/15/14	195,692
150,000	Tesoro Corp., 6.625%, 11/1/15	153,188
60,000	Tosco Corp., 7.800%, 1/1/27	88,138
1,090,657
Energy Services - 1.34%
100,000	Baker Hughes, Inc., 7.500%, 11/15/18	135,011
65,000	Global Marine, Inc., 7.000%, 6/1/28	70,739
205,750
Financial Services - 11.45%
145,000	Allstate Corp., 6.200%, 5/16/14	159,132
130,000	American Express Credit Co., 5.125%, 8/25/14	141,557
160,000	Berkshire Hathaway Financial Corp., 4.625%, 10/15/13	167,967
100,000	Charles Schwab Corp., 4.950%, 6/1/14	107,440
60,000	CIGNA Corp. Debentures, 7.875%, 5/15/27	76,480
150,000	JP Morgan Chase & Co. - FDIC, 4.650%, 6/1/14	159,413
60,000	JP Morgan Chase & Co. - FDIC, 5.875%, 6/13/16	67,296
120,000	Marsh & Mclennan Co., 5.750%, 9/15/15	133,413
70,000	Merrill Lynch & Co., 6.150%, 4/25/13	72,170
137,000	Merrill Lynch & Co., 6.875%, 4/25/18	158,133
40,000	Prudential Financial, Inc., 3.625%, 9/17/12	40,139
160,000	Prudential Financial, Inc., 4.500%, 7/15/13	165,633
100,000	PNC Funding Corp., 3.6255, 2/8/15	106,913
90,000	Wells Fargo & Co., 5.125%, 9/1/12	90,333
110,000	Wells Fargo & Co., 4.375%, 1/31/13	112,149
1,758,168
Food & Drug Producers - 1.50%
100,000	Glaxosmithkline PLC, 4.375%, 4/15/14	106,782
110,000	Pfizer, Inc., 5.350%, 3/15/15	123,575
230,357
Gas & Gas Transmission - 1.31%
100,000	KN Energy, Inc. Senior Debentures, 7.250%, 3/1/28	96,250
100,000	Panhandle Eastern Pipeline, 6.050%, 8/15/13	104,786
201,036
Industrial Goods - 3.66%
75,000	Cummins Engine Co., Inc. Debentures, 6.750%, 2/15/27	95,173
206,000	General Electric Co., 5.250%, 12/6/17	243,337
90,000	Honeywell International, Inc., 4.250%, 3/1/13	92,041
115,000	Johnson Controls, Inc., 7.700%, 3/1/15	132,202
562,753
Media & Entertainment - 6.04%
150,000	Liberty Media Corp., 5.700%, 5/15/13	153,750
186,000	Liberty Media, 8.250%, 2/1/30	192,510
165,000	News America Holdings, Inc. Senior Debentures, 7.750%, 2/1/24	211,683
170,000	Time Warner, Inc. Debentures, 9.150%, 2/1/23	241,903
110,000	Washington Post Co., 7.250%, 2/1/19	127,947
927,793
Metals & Mining - 3.37%
90,000	ArcelorMittal, 3.750%, 8/5/15	91,227
165,000	BHP Billiton Ltd., 5.500%, 4/1/14	178,776
100,000	Nucor Corp., 5.750%, 12/1/17	121,413
125,000	US Steel Corp., 7.000%, 2/1/18	126,250
517,666
Miscellaneous Consumer Goods & Services - 1..24%
90,000	Brown-Forman Corp., 5.000%, 2/1/14	95,926
100,000	Tenneco Packaging, Inc. Debentures, 8.125% 6/15/17	94,000
189,926
Retail Stores - 1.37
55,000	Albertson's Medium-Term, Inc. Notes, 6.520%, 4/10/28	27,528
70,000	Auto Zone, Inc., 6.950%, 6/15/16	82,617
90,000	Staples, Inc., 9.750%, 1/15/14	100,264
210,409
Technology - 5.00%
40,000	Arrow Electronics, Inc. Senior Debentures, 6.875%, 6/1/18	46,767
60,000	Arrow Electronics, Inc. Debentures, 7.500%, 1/15/27	69,629
145,000	Cisco Systems, Inc., 5.500%, 2/22/16	169,415
182,000	Hewlett-Packard Co., 5.500%, 3/1/18	205,734
45,000	Hewlett-Packard Co., 6.125%, 3/1/14	48,270
100,000	IBM Corp., 5.700%, 9/14/17	122,438
100,000	Texas Instruments, Inc., 2.375%, 5/16/16	105,723
767,976
Telecommunications - 4.34%
150,000	Anixter, 5.950%, 3/1/15	156,375
75,000	AT&T Corp., 4.850%, 2/15/14	79,895
150,000	CenturyLink, Inc., 5.000%, 2/15/15	158,052
150,000	Equinix, Inc., 8.130%, 3/1/18	166,125
100,000	Tele-Communications, Inc. Senior Debentures, 7.875%, 8/1/13	106,487
666,934

TOTAL FOR CORPORATE BONDS (Cost $8,984,542) - 65.40%	$ 10,046,236

CONVERTIBLE BONDS - 2.61%
130,000	General Cable Corp., 1.000%, 10/15/12	125,710
150,000	General Cable Corp., 0.875%, 11/15/13	144,938
130,000	Medtronic, 1.625%, 4/15/13	130,812
401,460

TOTAL FOR CONVERTIBLE BONDS (Cost $332,713) - 2.61%	$ 401,460

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 13.44%
1,000,000	U.S. Treasury Notes, 3.625%, 5/15/13	1,027,070
1,000,000	U.S. Treasury Notes, 2.25%, 5/31/14	1,036,992

TOTAL FOR U.S. GOVERNMENT AGENCES AND OBLIGATIONS (Cost $2,082,500) - 13.44%	$ 2,064,062

MUNICIPAL BONDS - 0.76%

General Obligation - 0.76%
105,000	State of California Taxable Build Am, 5.45%, 4/1/15	116,272

TOTAL FOR MUNICIPAL BONDS (Cost $108,661) - 0.76%	$ 116,272

SHORT TERM INVESTMENTS - 15.17%
2,330,957	Invesco Short Term Investments Treasury 0.02% ** (Cost $2,330,957)	2,330,957

TOTAL INVESTMENTS (Cost $14,066,900) - 99.52%	$ 15,287,205

OTHER ASSETS LESS LIABILITIES - 0.48%	73,912

NET ASSETS - 100.00%	$ 15,361,117

* Closed-end security
** Variable rate security; the coupon rate shown represents the yield at July 31, 2012.

NOTES TO FINANCIAL STATEMENTS
CROFT INCOME FUND
1. SECURITY TRANSACTIONS

At July 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $14,066,900 amounted to $1,104,999, which consisted of aggregate gross unrealized appreciation of $1,136,244 and aggregate gross unrealized depreciation of $31,245.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the Value Fund’s assets measured at fair value as of July 31, 2012:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Closed End Mutual Funds	$0	$ 328,218	$0	$328,218
Corporate Bonds	$0	$10,046,236	$0	$10,046,236
Convertible Bonds	$0	$401,460	$0	$401,460
Municipal Bonds	$0	$116,272	$0	$116,272
Government Obligations	$0	$2,064,062	$0	$2,064,062
Cash Equivalents	$2,330,957	$0	$0	$2,330,957
Total	$2,330,957	$12,956,248	$0	$15,287,205

Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Croft Funds Corporation

By /s/Kent Croft

* Kent Croft

   CEO

Date:  September 28, 2012

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Kent Croft

* Kent Croft

   CEO

Date:  September 28, 2012

By /s/Phillip Vong

* Phillip Vong

Treasurer

Date:  September 28, 2012